Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Capital Structure

In accordance with ASC 505, Equity, the Company's capital structure is as follows:

	March 31, 2020
	Authorized	Issued	Outstanding

Common stock	4,000,000,000	135,589,685	135,551,060	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share

Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

Preferred stock - Class D	1,000,000	-	-	$.0001 par value; no voting rights, convertible to common stock, mandatory conversion to common stock 18 months after issue

Preferred stock - Class E	500,000	500,000	500,000	$.0001 par value; no voting rights, convertible to common stock

	June 30, 2019
	Authorized	Issued	Outstanding

Common stock	4,000,000,000	11,318,901	11,280,276	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share

Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

In accordance with ASC 505, Equity, the Company’s capital structure is as follows:

	June 30, 2019
	Authorized	Issued	Outstanding

Common stock	4,000,000,000	11,318,901	11,280,276	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share

Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

	June 30, 2018
	Authorized	Issued	Outstanding

Common stock	4,000,000,000	9,655,813	9,655,813	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share

Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

	March 31, 2018
	Authorized	Issued	Outstanding

Common stock	4,200,000,000	8,572,233	8,572,233	$.0001 par value, one vote per share

Schedule of Useful lives of Property and Equipment

Property and equipment at June 30, 2019 and the estimated useful lives used in computing depreciation, are as follows:

Furniture and fixtures

5 years

Equipment

5 years

Vehicles

5 years

Property and equipment at June 30, 2018 and March 31, 2018, and the estimated useful lives used in computing depreciation, are as follows:

Building

40 years

Building improvements

8 years

Vehicles

5 years

Equipment

5 – 8 years

Furniture and fixtures

5 years

Schedule of Intangible Assets

Net intangible assets, accumulated amortization, and the impairment charge that occurred during the three months ended March 31, 2020, are noted in the following table:

MARCH 31, 2020

	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Finite-lived assets:
Goodwill	$ 1,634,507	$ -	$ 1,634,507	$ (800,287)	$ 824,220
Customer list	881,000	(88,100)	792,900	-	792,900
Vendor relationships	479,000	(47,900)	431,100	-	431,100
Noncompete agreements	1,600,000	(400,000)	1,200,000	(1,200,000)	-
	$ 4,594,507	$ (536,000)	$ 4,058,507	$ (2,000,287)	$2,058,220